Short-term Investments (Tables)	9 Months Ended
Sep. 30, 2018
Investments Debt And Equity Securities [Abstract]
Summary of Short-term Investments

The following is a summary of short-term investments at September 30, 2018:

	September 30, 2018
(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate debt securities	2,495	4	—	2,499
Total	$2,495	$4	$—	$2,499

The following is a summary of short-term investments (net of bank deposits) at December 31, 2017:

	December 31, 2017
(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Certificates of deposit	$1,462	$—	$—	$1,462
Corporate debt securities	7,149	—	(3)	7,146
Total	$8,611	$—	$(3)	$8,608